COMBINED AND CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Sales
Total sales	$ 1,496	$ 294
Cost of sales
Total cost of sales	2,663	771
Gross margin	(1,167)	(477)
Operating Expenses:
Research and development	25,842	14,593
General and administrative	27,497	5,921
Sales and marketing	10,362	2,500
Total operating expenses	63,701	23,014
Loss from operations	(64,868)	(23,491)
Interest income	18	70
Other expense, net	(1)	(6)
Loss before provision for income taxes	(64,851)	(23,427)
Provision for income taxes	0
Net loss and comprehensive loss	$ (64,851)	$ (23,427)
Net loss per common share attributable to common stockholders, basic and diluted	$ (17.57)	$ (15.38)
Weighted-average shares used to compute net loss per share attributable to common stockholders, basic and diluted	3,690,523	1,523,096
Device
Sales
Total sales	$ 715	$ 200
Cost of sales
Total cost of sales	2,058	763
Service
Sales
Total sales	781	94
Cost of sales
Total cost of sales	$ 605	$ 8